SHARE BASED PAYMENTS - RSUs Awarded (Details) - Deferred Cash Awards	6 Months Ended
Jun. 30, 2019
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Measurement period	1 year
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	300.00%
Measurement period	3 years